Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

December 31, 2021	Gross Amount	Accumulated Depreciation	Net Amount
Land	84	—	84
Buildings	951	(562)	389
Facilities & leasehold improvements	3,490	(2,936)	554
Machinery and equipment	17,085	(13,786)	3,299
Computer and R&D equipment	395	(333)	62
Operating lease right-of-use assets	314	(114)	200
Other tangible assets	147	(97)	50
Construction in progress	1,022	—	1,022
Total	23,488	(17,828)	5,660

December 31, 2020	Gross Amount	Accumulated Depreciation	Net Amount
Land	86	—	86
Buildings	995	(567)	428
Facilities & leasehold improvements	3,545	(3,038)	507
Machinery and equipment	16,689	(13,859)	2,830
Computer and R&D equipment	402	(347)	55
Operating lease right-of-use assets	290	(99)	191
Other tangible assets	118	(99)	19
Construction in progress	480	—	480
Total	22,605	(18,009)	4,596